Average Annual Total Returns		12 Months Ended	25 Months Ended
		Dec. 31, 2023	Dec. 31, 2023
S&P 500 Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.29%	3.09%
iShares U.S. Thematic Rotation Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.35%	2.36%
Performance Inception Date			Dec. 14, 2021
iShares U.S. Thematic Rotation Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	24.17%	2.19%
iShares U.S. Thematic Rotation Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.52%	1.78%

[1]	The S&P 500® Index covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
[2]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.